3. Loans (Details 7) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Credit risk profile
Total loans	$ 948,639	$ 849,874	$ 804,023
Excellent Quality
Credit risk profile
Total loans	11,179	9,842
High Quality
Credit risk profile
Total loans	194,001	207,919
Good Quality
Credit risk profile
Total loans	623,201	528,122
Management Attention
Credit risk profile
Total loans	92,523	85,180
Watch
Credit risk profile
Total loans	20,908	12,345
Substandard
Credit risk profile
Total loans	6,827	6,466
Doubtful
Credit risk profile
Total loans	0	0
Loss
Credit risk profile
Total loans	0	0
Construction and land development
Credit risk profile
Total loans	94,124	92,596
Single-family residential
Credit risk profile
Total loans	272,325	269,475
Single-family residential - Banco de la Gente Non-traditional
Credit risk profile
Total loans	26,883	30,793
Commercial
Credit risk profile
Total loans	332,971	291,255
Multifamily and Farmland
Credit risk profile
Total loans	48,880	48,090
Commercial loans (not secured by real estate)
Credit risk profile
Total loans	161,740	100,263
Farm loans (not secured by real estate)
Credit risk profile
Total loans	855	1,033
Consumer loans (not secured by real estate)
Credit risk profile
Total loans	7,113	8,432
All other loans (not secured by real estate)
Credit risk profile
Total loans	3,748	7,937
Construction and land development
Credit risk profile
Total loans	94,124	92,596	94,178
Construction and land development | Excellent Quality
Credit risk profile
Total loans	228	0
Construction and land development | High Quality
Credit risk profile
Total loans	9,092	32,029
Construction and land development | Good Quality
Credit risk profile
Total loans	76,897	52,009
Construction and land development | Management Attention
Credit risk profile
Total loans	4,917	5,487
Construction and land development | Watch
Credit risk profile
Total loans	2,906	3,007
Construction and land development | Substandard
Credit risk profile
Total loans	84	64
Construction and land development | Doubtful
Credit risk profile
Total loans	0	0
Construction and land development | Loss
Credit risk profile
Total loans	0	0
Single-family residential
Credit risk profile
Total loans	272,325	269,475	252,983
Single-family residential | Excellent Quality
Credit risk profile
Total loans	9,867	8,819
Single-family residential | High Quality
Credit risk profile
Total loans	121,331	128,757
Single-family residential | Good Quality
Credit risk profile
Total loans	115,109	107,246
Single-family residential | Management Attention
Credit risk profile
Total loans	20,012	18,409
Single-family residential | Watch
Credit risk profile
Total loans	2,947	3,196
Single-family residential | Substandard
Credit risk profile
Total loans	3,059	3,048
Single-family residential | Doubtful
Credit risk profile
Total loans	0	0
Single-family residential | Loss
Credit risk profile
Total loans	0	0
Single-family residential - Banco de la Gente Non-traditional
Credit risk profile
Total loans	26,883	30,793	34,261
Single-family residential - Banco de la Gente Non-traditional | Excellent Quality
Credit risk profile
Total loans	0	0
Single-family residential - Banco de la Gente Non-traditional | High Quality
Credit risk profile
Total loans	0	0
Single-family residential - Banco de la Gente Non-traditional | Good Quality
Credit risk profile
Total loans	10,170	12,103
Single-family residential - Banco de la Gente Non-traditional | Management Attention
Credit risk profile
Total loans	12,312	13,737
Single-family residential - Banco de la Gente Non-traditional | Watch
Credit risk profile
Total loans	1,901	2,027
Single-family residential - Banco de la Gente Non-traditional | Substandard
Credit risk profile
Total loans	2,500	2,926
Single-family residential - Banco de la Gente Non-traditional | Doubtful
Credit risk profile
Total loans	0	0
Single-family residential - Banco de la Gente Non-traditional | Loss
Credit risk profile
Total loans	0	0
Commercial
Credit risk profile
Total loans	332,971	291,255	270,055
Commercial | Excellent Quality
Credit risk profile
Total loans	0	0
Commercial | High Quality
Credit risk profile
Total loans	40,569	21,829
Commercial | Good Quality
Credit risk profile
Total loans	241,273	231,003
Commercial | Management Attention
Credit risk profile
Total loans	39,370	35,095
Commercial | Watch
Credit risk profile
Total loans	10,871	3,072
Commercial | Substandard
Credit risk profile
Total loans	888	256
Commercial | Doubtful
Credit risk profile
Total loans	0	0
Commercial | Loss
Credit risk profile
Total loans	0	0
Multifamily and Farmland
Credit risk profile
Total loans	48,880	48,090	33,163
Multifamily and Farmland | Excellent Quality
Credit risk profile
Total loans	0	0
Multifamily and Farmland | High Quality
Credit risk profile
Total loans	22	256
Multifamily and Farmland | Good Quality
Credit risk profile
Total loans	44,890	42,527
Multifamily and Farmland | Management Attention
Credit risk profile
Total loans	3,274	4,764
Multifamily and Farmland | Watch
Credit risk profile
Total loans	694	543
Multifamily and Farmland | Substandard
Credit risk profile
Total loans	0	0
Multifamily and Farmland | Doubtful
Credit risk profile
Total loans	0	0
Multifamily and Farmland | Loss
Credit risk profile
Total loans	0	0
Commercial loans (not secured by real estate)
Credit risk profile
Total loans	161,740	100,263	97,465
Commercial loans (not secured by real estate) | Excellent Quality
Credit risk profile
Total loans	406	330
Commercial loans (not secured by real estate) | High Quality
Credit risk profile
Total loans	19,187	20,480
Commercial loans (not secured by real estate) | Good Quality
Credit risk profile
Total loans	128,727	72,417
Commercial loans (not secured by real estate) | Management Attention
Credit risk profile
Total loans	11,571	6,420
Commercial loans (not secured by real estate) | Watch
Credit risk profile
Total loans	1,583	492
Commercial loans (not secured by real estate) | Substandard
Credit risk profile
Total loans	266	124
Commercial loans (not secured by real estate) | Doubtful
Credit risk profile
Total loans	0	0
Commercial loans (not secured by real estate) | Loss
Credit risk profile
Total loans	0	0
Farm loans (not secured by real estate)
Credit risk profile
Total loans	855	1,033	$ 926
Farm loans (not secured by real estate) | Excellent Quality
Credit risk profile
Total loans	0	0
Farm loans (not secured by real estate) | High Quality
Credit risk profile
Total loans	0	0
Farm loans (not secured by real estate) | Good Quality
Credit risk profile
Total loans	832	948
Farm loans (not secured by real estate) | Management Attention
Credit risk profile
Total loans	23	85
Farm loans (not secured by real estate) | Watch
Credit risk profile
Total loans	0	0
Farm loans (not secured by real estate) | Substandard
Credit risk profile
Total loans	0	0
Farm loans (not secured by real estate) | Doubtful
Credit risk profile
Total loans	0	0
Farm loans (not secured by real estate) | Loss
Credit risk profile
Total loans	0	0
Consumer loans (not secured by real estate)
Credit risk profile
Total loans	7,113	8,432
Consumer loans (not secured by real estate) | Excellent Quality
Credit risk profile
Total loans	678	693
Consumer loans (not secured by real estate) | High Quality
Credit risk profile
Total loans	2,237	2,708
Consumer loans (not secured by real estate) | Good Quality
Credit risk profile
Total loans	3,826	4,517
Consumer loans (not secured by real estate) | Management Attention
Credit risk profile
Total loans	336	458
Consumer loans (not secured by real estate) | Watch
Credit risk profile
Total loans	6	8
Consumer loans (not secured by real estate) | Substandard
Credit risk profile
Total loans	30	48
Consumer loans (not secured by real estate) | Doubtful
Credit risk profile
Total loans	0	0
Consumer loans (not secured by real estate) | Loss
Credit risk profile
Total loans	0	0
All other loans (not secured by real estate)
Credit risk profile
Total loans	3,748	7,937
All other loans (not secured by real estate) | Excellent Quality
Credit risk profile
Total loans	0	0
All other loans (not secured by real estate) | High Quality
Credit risk profile
Total loans	1,563	1,860
All other loans (not secured by real estate) | Good Quality
Credit risk profile
Total loans	1,477	5,352
All other loans (not secured by real estate) | Management Attention
Credit risk profile
Total loans	708	725
All other loans (not secured by real estate) | Watch
Credit risk profile
Total loans	0	0
All other loans (not secured by real estate) | Substandard
Credit risk profile
Total loans	0	0
All other loans (not secured by real estate) | Doubtful
Credit risk profile
Total loans	0	0
All other loans (not secured by real estate) | Loss
Credit risk profile
Total loans	$ 0	$ 0